Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2022 USD ($)
Future amortization expense, by year
2023	$ 2,085
2024	1,881
2025	1,639
2026	1,512
2027	1,493
Thereafter	2,574
Capitalized software
Future amortization expense, by year
2023	514
2024	328
2025	103
2026	0
Acquired intangibles
Future amortization expense, by year
2023	1,571
2024	1,554
2025	1,535
2026	1,512
2027	1,493
Thereafter	$ 2,574